Note 26 - Provisions	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of provisions [text block]
26.
    PROVISIONS

(a) Provision changes

	Balance as of December 31, 2018	Effect of changes in foreign exchange rates	Additions	Provisions used and reversed	Other movements (i)	Balance as of December 31, 2019

Provision for disputes and litigations
Taxes on sales	137.8	–	195.6	(151.1)	–	182.3
Income tax	169.3	1.2	181.8	(100.7)	(251.6)	–
Labor	118.2	(4.4)	193.1	(186.8)	–	120.1
Civil	54.9	(2.8)	66.0	(54.1)	–	64.0
Others	110.2	(18.5)	49.1	(34.9)	–	105.9
Total provision for disputes and litigations	590.4	(24.5)	685.6	(527.6)	(251.6)	472.3

Restructuring	8.8	0.8	–	(0.9)	–	8.7

Total provisions	599.2	(23.7)	685.6	(528.5)	(251.6)	481.0

(i) Refers to the adoption of IFRIC
23
- Uncertainty over Income Tax Treatments, as described in Note
3
-
Summary of significant accounting policy
.

(b)	Expected settlement

	Balance as of December 31, 2019	1 year or less	1-2 years	2-5 years	Over 5 years

Provision for disputes and litigations
Taxes on sales	182.3	41.7	130.1	2.5	8.0
Labor	120.1	27.3	41.0	29.6	22.2
Civil	64.0	11.4	42.8	5.1	4.7
Others	105.9	22.6	24.9	54.3	4.1
Total provision for disputes and litigations	472.3	103.0	238.8	91.5	39.0

Restructuring	8.7	7.0	–	1.7	–

Total provisions	481.0	110.0	238.8	93.2	39.0

The expected settlement of provisions was based on management’s best estimate at the balance sheet date.

(c) Main lawsuits with a probable likelihood of loss:

(
c.1
) Income and sales taxes

In Brazil, the Company and its subsidiaries are involved in several administrative and judicial proceedings related to Income, ICMS, IPI, PIS and COFINS taxes. Such proceedings include, among others, tax offsetting, credits and judicial injunctions exempting the Company from the payment of tax.

(
c.2
) Labor

The Company and its subsidiaries are involved in labor proceedings with former employees or former employees of service providers. The main issues involve overtime and related effects and respective charges.

(
c.3
) Civil

The Company is involved in civil lawsuits considered with probable likelihood of loss. The most relevant portion of these lawsuits refers to former distributors, mainly in Brazil, which are mostly claiming damages resulting from the termination of their contracts.

The processes with possible probabilities are disclosed in Note
29
- Contingent liabilities
.